UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04310

Morgan Stanley Convertible Securities Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	September 30, 2007

Date of reporting period:	December 31, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Convertible Securities Trust

Portfolio of Investments December 31, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	CONVERTIBLE BONDS (71.0%)
	Advertising/Marketing Services (1.1%)
$700	Interpublic Group Cos	4.50%		03/15/23	$833,000
850	Lamar Advertising Co.	2.875		12/31/10	1,157,062
					1,990,062

	Aerospace & Defense (4.1%)
1,750	DRS Technologies - 144A*	2.00		02/01/26	1,850,625
3,000	L-3 Communications Corp.	3.00		08/01/35	3,165,000
1,600	Lockheed Martin Corp.	4.988	††	08/15/33	2,131,216
					7,146,841

	Apparel/Footwear Retail (1.3%)
2,450	TJX Companies, Inc. (The)	0.00		02/13/21	2,321,375

	Biotechnology (6.9%)
2,100	Amgen Inc. - 144A*	0.375		02/01/13	2,073,750
1,750	Cubist Pharmaceuticals Inc.	2.25		06/15/13	1,590,313
1,750	Genzyme Corp.	1.25		12/01/23	1,828,750
1,750	Medimmune Inc. - 144A*	1.625		07/15/13	2,016,875
480	Millipore Corp.	3.75		06/01/26	496,200
1,270	Millipore Corp. - 144A*	3.75		06/01/26	1,312,863
2,000	NPS Pharmaceuticals, Inc.	3.00		06/15/08	1,817,500
875	Protein Design	2.00		02/15/12	925,313
					12,061,564

	Broadcasting (0.4%)
285	Sirius Satellite Radio Inc.	3.50		06/01/08	733,162

	Cable/Satellite TV (3.2%)
2,000	Echostar Communications Corp.	5.75		05/15/08	2,047,500
2,725	Liberty Media Corp.	0.75		03/30/23	3,467,562
					5,515,062

	Computer Communications (0.5%)
875	Finisar Corp.	5.25		10/15/08	880,469

	Computer Peripherals (2.5%)
1,750	Electronics for Imaging, Inc.	1.50		06/01/23	1,942,500
1,750	EMC CORP - 144A*	1.75		12/01/11	1,822,187
660	Maxtor Corp.	6.80		04/30/10	739,200
					4,503,887

	Containers/Packaging (0.8%)
1,400	Sealed Air Corp. - 144A*	3.00		06/30/33	1,459,500

	Electrical Products (0.6%)
1,050	Wilson Greatbach Technology	2.25		06/15/13	975,187

	Electronic Components (2.1%)
1,900	Flextronics International Ltd. (Singapore)	1.00		08/01/10	1,869,125
525	Hutchinson Technology Inc.	3.25		01/15/26	490,219
1,400	Sandisk Corp.	1.00		05/15/13	1,246,000
					3,605,344

	Electronic Distributors (0.5%)
1,000	Safeguard Scientifics - 144A*	2.625		03/15/24	811,250

	Electronic Equipment/Instruments (1.1%)
1,745	Itron Inc.	2.50		08/01/26	1,867,150

	Electronic Production Equipment (0.8%)
700	Cadence Design - 144A*	1.375		12/15/11	710,500
700	Cadence Design - 144A*	1.50		12/15/13	709,625
					1,420,125

	Electronics/Appliance Stores (0.6%)
900	Best Buy Co., Inc.	2.25		01/15/22	1,004,625

	Electronics/Appliances (1.3%)
2,100	Eastman Kodak Co.	3.375		10/15/33	2,228,625

	Environmental Services (0.4%)
700	Allied Waste Industries, Inc.	4.25		04/15/34	672,000

	Hotels/Resorts/Cruiselines (1.9%)
2,750	Carnival Corp.	1.132	†	04/29/33	2,014,375
800	Hilton Hotels Corp.	3.375		04/15/23	1,266,000
					3,280,375

	Industrial Machinery (0.9%)
1,190	Actuant Corp.	2.00		11/15/23	1,567,825

	Information Technology Services (1.1%)
700	Level 3 Communications Inc.	3.50		06/15/12	873,250
1,190	Level 3 Communications Inc.	6.00		09/15/09	1,118,600
					1,991,850

	Investment Banks/Brokers (2.5%)
1,750	Lehman Brothers Holdings Inc.	2.00		08/01/13	2,014,250
1,750	Merrill Lynch & Co.	0.00		03/13/32	2,330,475
					4,344,725

	Major Banks (0.5%)
850	Wells Fargo Company	5.239	††	05/01/33	856,995

	Media Conglomerates (1.4%)
2,000	Walt Disney Co. (The)	2.125		04/15/23	2,440,000

	Medical Specialties (5.0%)
1,750	American Medical Systems	3.25		07/01/36	2,049,688
1,200	Cytyc Corp.	2.25		03/15/24	1,296,000
1,600	Fisher Scientific International	3.25		03/01/24	2,078,000
1,800	Medtronic Inc.	1.50		04/15/11	1,917,000
1,400	Medtronic, Inc. (Series B)	1.25		09/15/21	1,408,750
					8,749,438

	Motor Vichicle (1.3%)
2,100	Ford Motor Company	4.25		12/15/36	2,254,875

	Oil & Gas Production (0.8%)
950	Cheniere Energy, Inc.	2.25		08/01/12	990,375
400	McMoran Exploration Co.	5.25		10/06/11	435,500
					1,425,875

	Oilfield Services/Equipment (4.5%)
1,595	Cooper Cameron Corp.	1.50		05/15/24	2,569,944
723	Halliburton Co.	3.125		07/15/23	1,226,389
1,750	Hornbeck Offshore Srves. - 144A*	1.625		11/15/26	1,778,350
1,310	Schlumberger Ltd. (Netherlands)	1.50		06/01/23	2,317,063
					7,891,746

	Pharmaceuticals: Major (1.9%)
3,000	Wyeth - 144A*	4.239	††	01/15/24	3,271,800

	Pharmaceuticals: Other (0.8%)
1,505	Teva Pharmaceutical Financial Co. (Series D) (Israel)	1.75		02/01/26	1,394,006

	Real Estate Investment Trusts (1.1%)
1,260	Boston Properties Inc.	3.75		05/15/36	1,466,325
350	Digital Realty Trust Inc - 144A*	4.125		08/15/26	401,845
					1,868,170

	Recreational Products (0.8%)
1,200	Scientific Games Corp.	0.75		12/01/24	1,378,500

	Semiconductors (6.7%)
2,600	Agere Systems Inc.	6.50		12/15/09	2,658,500
1,225	Cypress Semiconductor Corp.	1.25		06/15/08	1,532,781
2,250	Fairchild Semiconductor International, Inc.	5.00		11/01/08	2,235,938
1,750	Intel Corp. - 144A*	2.95		12/15/35	1,592,500
700	Intel Corp. - 144A*	2.95		12/15/35	637,000
2,400	LSI Logic Corp.	4.00		05/15/10	2,475,000
800	Pixelworks, Inc.	1.75		05/15/24	572,000
					11,703,719

	Services to the Health Industry (0.9%)
1,400	Trizetto Group	2.75		10/01/25	1,646,750

	Specialty Telecommunications (0.9%)
1,169	Time Warner Telecom Inc.	2.375		04/01/26	1,475,862

	Telecommunication Equipment (2.7%)
350	ARRIS GROUP INC	2.00		11/15/26	372,400
525	Broadwing Corp.	3.125		05/15/26	585,375
825	Broadwing Corp. - 144A*	3.125		05/15/26	919,875
1,300	Ciena Corp.	3.75		02/01/08	1,264,250
1,575	Symmetricom Inc.	3.25		06/15/25	1,616,344
					4,758,244

	Tobacco (0.5%)
700	Vector Group Ltd. - 144A*	3.875	††	06/15/26	822,500

	Wholesale Distributors (2.9%)
2,000	Collegiate Pacific Inc.	5.75		12/01/09	1,915,000
1,750	Elec Data Systems	3.875		07/15/23	1,865,937
1,400	Wesco Intl - 144A*	1.75		11/15/26	1,358,000
					5,138,937

	Wireless Telecommunications (3.7%)
2,460	Nextel Communications, Inc.	5.25		01/15/10	2,432,325
400	NII Holdings, Inc.	2.75		08/15/25	580,500
1,400	NII Holdings, Inc.	2.875		02/01/34	3,489,500
					6,502,325

	TOTAL CONVERTIBLE BONDS
	(Cost $114,694,550)				123,960,745

NUMBER OF
SHARES
	CONVERTIBLE PREFERRED STOCKS (26.1%)
	Advertising/Marketing Services (0.6%)
1,000	Interpublic Group of Companies, Inc. - 144A* (Series B) $52.50	1,106,250

	Chemicals: Major Diversified (0.8%)
3,500	Celanese Corp. $1.0625	126,000
29,100	Huntsman Corp. $2.50	1,211,724
		1,337,724

	Containers/Packaging (0.6%)
27,840	Owens-Illinois, Inc. $2.375	1,030,080

	Discount Stores (0.7%)
17,500	Retail Ventures Inc. $3.3125	1,180,865

	Finance/Rental/Leasing (2.3%)
29	Federal National Mortgage Assoc. $5,375.00	2,914,500
23,380	United Rentals Trust I $3.25	1,133,930
		4,048,430

	Financial Conglomerates (1.8%)
78,000	Citigroup Funding Inc. (Series GNW)$1.4869††	2,472,600
29,550	Conseco, Inc. $1.375	736,977
		3,209,577

	Gas Distributors (0.6%)
19,200	Southern Union Co. $2.50	1,028,544

	Home Furnishings (1.5%)
55,000	Newell Financial Trust I $2.625	2,598,750

	Investment Banks/Brokers (4.0%)
52,500	E Trade Financial $1.5313	1,544,550
80,000	Lazard Ltd. $1.6563 (Bermuda)	3,319,200
80,000	Lehman Brothers Holdings Inc. (Series GIS) $1.5625	2,201,600
		7,065,350

	Life/Health Insurance (1.8%)
104,000	MetLife, Inc. $1.5938	3,180,320

	Motor Vehicles (2.8%)
60,750	Ford Cap Trust II $3.25	2,077,650
35,000	General Motors Corp. (Series C)$1.5625	795,200
92,000	General Motors Corp. (Series B) $1.3125	1,949,480
		4,822,330

	Oil & Gas Production (1.2%)
19,000	Chesapeake Energy Corp. - 144A* $5.00	2,066,250

	Pharmaceuticals: Major (1.1%)
33,000	Schering-Plough Corp. $3.00	1,877,370

	Precious Metals (0.9%)
1,200	Freeport-MC Copper & Gold Inc. $55.00	1,564,950

	Property - Casualty Insurers (3.6%)
56,000	Platinum Underwriters (Series A) $1.809 (Bermuda)	1,680,000
100,000	Travelers Property Casualty Corp. $1.125	2,614,000
79,500	XL Capital Ltd. $1.625 (Cayman Island)	1,878,585
		6,172,585

	Real Estate Investment Trusts (0.6%)
13,700	Simon Property Group Inc. $3.00	1,115,180

	Telecommunication Equipment (1.3%)
2,200	Lucent Technologies Capital Trust I $77.50	2,238,500

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $42,246,453)	45,643,055

	COMMON STOCKS (1.4%)
	Oil & Gas Pipelines (1.1%)
74,814	Williams Companies, Inc. (The)	1,954,142

	Oil Refining/Marketing (0.3%)
8,337	Valero Energy Corp.	426,521

	TOTAL COMMON STOCKS (Cost $1,360,107)	2,380,663

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	SHORT-TERM INVESTMENT (1.1%)
	REPURCHASE AGREEMENT
$1,931	Joint repurchase agreement account (dated 12/29/06; proceeds $1,932,130) (a)
	(Cost $1,931,000)	5.265%	01/02/07	1,931,000

	TOTAL INVESTMENTS (Cost $160,232,110)(b)		99.6%	173,915,463
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.4	632,903
	NET ASSETS		100.0%	$174,548,366

*	Resale is restricted to qualified institutional investors.
†	Rate in effect at December 31, 2006. Rate will reset to 0% at a future specified date.
††	Variable rate security. Rate shown is the rate in effect at December 31, 2006.
(a)	Collateralized by federal agency and U.S. Treasury obligations.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,209,158 and the aggregate gross unrealized depreciation is $3,525,805, resulting in net unrealized appreciation of $13,683,353.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Convertible Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 09, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 09, 2007